PENSION AND OTHER SAVINGS PLANS - Income Statement Disclosures (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 Pension Benefits [Member]	Mar. 31, 2013 Pension Benefits [Member]	Dec. 31, 2013 SERP [Member]	Dec. 31, 2012 SERP [Member]	Dec. 31, 2011 SERP [Member]	Dec. 31, 2013 Pension [Member]	Dec. 31, 2012 Pension [Member]	Dec. 31, 2011 Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss			$ 100,000			$ 800,000
Components of net periodic benefit cost:
Service cost	500,000	534,000	0	0	0	2,346,000	2,139,000	784,000
Interest cost	1,747,000	1,625,000	152,000	172,000	215,000	6,209,000	6,330,000	4,568,000
Expected return on plan assets	(2,154,000)	(2,060,000)	0	0	0	(8,770,000)	(8,241,000)	(5,218,000)
Defined Benefit Plan Amortization Of Deferred Items	359,000	741,000
Prior service cost (credit)			0	0	5,000	0	0	0
Actuarial loss			112,000	95,000	64,000	3,377,000	2,867,000	1,578,000
Total net periodic benefit cost	$ 452,000	$ 840,000	$ 264,000	$ 267,000	$ 284,000	$ 3,162,000	$ 3,095,000	$ 1,712,000